Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2015	2016
	RMB	RMB
Computers and equipment	17,114	33,759
Leasehold improvement	13,514	25,913
Furniture and fixtures	2,651	5,708

Total	33,279	65,380
Less: Accumulated depreciation	(8,267)	(23,804)

Property and equipment, net	25,012	41,576